PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Sep. 30, 2025
PROPERTY AND EQUIPMENT, NET
Schedule of property equipment, net

	As of	As of
	September 30, 2025	September 30, 2024
Property and Buildings	$13,250,484	$13,518,768
Machinery and equipment	26,222,984	18,774,867
Automobiles	473,258	235,360
Office and electric equipment	748,121	193,294
Others	313,978	—
Subtotal	41,008,825	32,722,289
Less: accumulated depreciation	(30,088,018)	(24,112,010)
Less: accumulated impairment	(196,449)	—
Property and equipment, net	$10,724,358	$8,610,279